Consolidated income statements - CAD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Operating revenues		$ 6,176	$ 6,085	$ 12,344	$ 12,015
Operating costs		(3,474)	(3,411)	(7,011)	(6,783)
Severance, acquisition and other costs		(50)	(41)	(44)	(288)
Depreciation		(985)	(949)	(1,968)	(1,890)
Amortization		(391)	(338)	(764)	(669)
Finance costs
Interest expense		(469)	(442)	(913)	(865)
Net return on post-employment benefit plans		36	26	73	51
Impairment of assets		(6)	(8)	(11)	(17)
Net losses on investments	[1]	(2)	(8)	(3)	(10)
Other income	[1]	58	(30)	96	280
Income taxes		(264)	(240)	(503)	(497)
Net earnings		629	644	1,296	1,327
Net earnings attributable to:
Common shareholders		558	579	1,174	1,209
Preferred shareholders		39	40	76	81
Non-controlling interest		$ 32	$ 25	$ 46	$ 37
Net earnings per common share - basic and diluted
Net earnings per common share - basic (in CAD per share)		$ 0.60	$ 0.63	$ 1.26	$ 1.31
Net earnings per common share - diluted (in CAD per share)		$ 0.60	$ 0.63	$ 1.26	$ 1.31
Weighted average number of common shares outstanding - basic (millions) (in shares)		932.5	930.9	932.5	925.6

[1]	We have presented amounts from the previous period to make them consistent with the presentation of the current period.